UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Belmont Asset Management
Address: 2911 Turtle Creek Boulevard
         Suite 550
         Dallas, TX  75219

13F File Number:  28-10518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Russell McWilliams
Title:     Associate General Counsel
Phone:     (214) 559 9752

Signature, Place, and Date of Signing:

     J. Russell McWilliams /S/     Dallas, TX     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $6,559 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CONOCOPHILLIPS                 COM              20825C104      338     4432 SH       Sole                        0        0     4432
ISHARES TR                     S&P MC 400 GRW   464287606      292     3585 SH       Sole                        0        0     3585
ISHARES TR                     MSCI EAFE IDX    464287465     1332    18530 SH       Sole                        0        0    18530
VANGUARD INDEX FDS             STK MRK ETF      922908769     4272    32610 SH       Sole                        0        0    32610
VANGUARD WORLD FDS             INF TECH ETF     92204A702      325     6395 SH       Sole                        0        0     6395